Net Earnings per Share (Summary of Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	538,475,000	569,664,000
Dilutive effect of stock options	1,535,000	1,625,000
Weighted average number of diluted common shares	540,010,000	571,289,000